Related party disclosures (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related party disclosures [Line Items]
Tax ID	77.114.779-8	N/A
Country of origin		Chile
Current receivables due from related parties	$ 86,152	$ 62,601
Ajay Europe SARL [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Associate
Country of origin	France
Currency	Euro
Current receivables due from related parties	$ 7,567	4,625
Ajay North America LLC. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Associate
Country of origin	United States of America
Currency	Dollar
Current receivables due from related parties	$ 3,350	2,956
Abu Dhabi Fertilizer Industries WWL [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Associate
Country of origin	United Arab Emirates
Currency	United Arab Emirates Dirham
Current receivables due from related parties	$ 2,477	595
Soc.de Inversiones Pampa Calichera [Member]
Related party disclosures [Line Items]
Tax ID	96.511.530-7
Nature	Other related parties
Country of origin	Chile
Currency	Dollar
Current receivables due from related parties	$ 5	6
SQM Vitas Brazil Agroindustria [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Other related parties
Country of origin	Brazil
Currency	Dollar
Current receivables due from related parties	$ 55,119	24,335
SQM Vitas Peru S.A.C. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Other related parties
Country of origin	Peru
Currency	Dollar
Current receivables due from related parties	$ 14,684	24,205
SQM Vitas Fzco. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Joint venture
Country of origin	United Arab Emirates
Currency	United Arab Emirates Dirham
Current receivables due from related parties	$ 232	236
Pavoni And C Spa [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Joint venture
Country of origin	Italy
Currency	Euro
Current receivables due from related parties	$ 804	1,095
Covalent Lithium Pty Ltd.[Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Joint venture
Country of origin	Australia
Currency	Australian dollar
Current receivables due from related parties	$ 1,914	84
Sichuan SQM Migao Chemical Fertilizers Co Ltd [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Joint venture
Country of origin	China
Currency	Dollar
Current receivables due from related parties	$ 0	$ 4,464